Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000062709
Registrant Name	MARSH & MCLENNAN COMPANIES, INC.
Registration File Number	333-280979
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES